Notes to the Consolidated Financial Statements - Climate change and energy transition (Details)			12 Months Ended			84 Months Ended	96 Months Ended	216 Months Ended	336 Months Ended
	Jan. 01, 2029	May 25, 2022	Dec. 31, 2050 $ / bbl $ / MMBTU	Dec. 31, 2040 $ / bbl	Dec. 31, 2022 $ / bbl	Dec. 31, 2028 $ / t	Dec. 31, 2030 $ / bbl	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl
Statements
Percentage of votes that approved the resolution for Sustainability & Climate - Progress Report 2022 at the Combined Shareholders' Meeting		89.00%
Break-even limit point for low break-even project					30
Threshold minimum return on equity for evaluation of renewable energies project					10.00%
Period of strategic plan for climate change and energy transition					5 years
Forecast
Statements
Oil price			24.5	50			70		53.9
Annual percentage of inflation in CO2 price	2.00%
Forecast | United States
Statements
Gas price | $ / MMBTU			1.8					3
Minimum
Statements
CO2 price | $ / t						100
Maximum
Statements
Price limit for low-cost upstream projects in relation to operating and investing costs					20